Hartford Life Insurance Company Separate Account Two:
333-101923	The Director (Series VIII and VIIIR)
333-69485	The Director (Series VII and VIIR)
033-73570	The Director (Series VI)
033-06952	The Director (Series II-V)

Hartford Life Insurance Company Separate Account Three:
333-119414	The Director M
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
333-119419	Director M Access
333-119415	The Director M Edge
333-119422	The Director M Plus
AmSouth Variable Annuity M Plus
The Director M Select Plus
333-119417	The Director M Outlook
Director M Platinum Outlook
AmSouth Variable Annuity M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook

Hartford Life Insurance Company Separate Account Seven:
333-148570	Hartford Leaders (Series IV)
Hartford Leaders Platinum
Hartford Leaders / Chase (Series II)
Huntington Hartford Leaders (Series II)
Hartford Leaders Ultra
Hartford Leaders Select (Series II)
333-148554	Hartford Leaders Edge (Series IV)
333-148553	Hartford Leaders Foundation

Hartford Life and Annuity Insurance Company Separate Account One:
333-101924	The Director (Series VIII and VIIIR)
333-101945	The Director Plus (Series II/IIR)
333-101951	The Director Outlook (Series II and IIR)
333-69487	The Director (Series VII and VIIR)
333-91933	The Director Plus (Series I and IR)
333-39620	The Director Outlook (Series I and IR)
033-73568	The Director (Series VI)
033-56790	The Director (Series IV-V)

Hartford Life and Annuity Company Separate Account Three:
333-119418	The Director M
Wells Fargo Director M
333-119423	Director M Access
333-119420	The Director M Edge
333-119416	The Director M Plus
333-119421	The Director M Outlook
Wells Fargo Director M Outlook

Hartford Life and Annuity Insurance Company Separate Account Seven:
333-148561	Hartford Leaders (Series IV)
333-148555	Hartford Leaders Edge (Series IV)
333-148566	Hartford Leaders Foundation

Union Security Insurance Company Variable Account D:
333-79701	Income Preferred
333-43799	EmPower
033-37577	Masters
Masters +
033-19421	Opportunity
Opportunity +

Union Security Insurance Company:
333-43805	Empower
033-63799	Masters
Masters +

Union Security Life Insurance Company of New York Separate Account A:
033-71686	Masters (USL)
033-71688	Opportunity (USL)

Union Security Life Insurance Company of New York:
333-14761	Masters

Supplement Dated July 30, 2009 to the Prospectus Dated May 1, 2009

Supplement Dated July 30, 2009 to the Prospectus Dated May 1, 2009

Reorganization - Hartford LargeCap Growth HLS Fund into Hartford Growth Opportunities HLS Fund

On or about September 15, 2009, shareholders will vote on the proposed reorganization of Hartford LargeCap Growth HLS Fund into Hartford Growth Opportunities HLS Fund. If the proposed reorganization is approved, all assets of the Hartford LargeCap Growth HLS Fund will be transferred into Hartford Growth Opportunities HLS Fund. Shareholders of the Hartford LargeCap Growth HLS Fund will receive shares of Hartford Growth Opportunities HLS Fund. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on or about October 2, 2009.

Due to the reorganization, you will no longer be able to allocate new Premium Payments or make transfers to the Hartford LargeCap Growth HLS Fund Sub-Account, including program trades, on or after the close of business on October 1, 2009. As a result of the reorganization, if any of your Contract Value is currently invested in the Hartford LargeCap Growth HLS Fund Sub-Accounts, that Contract Value will be merged into the Hartford Growth Opportunities HLS Fund Sub-Account. If any portion of your future premium payments is allocated to the Hartford LargeCap Growth HLS Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract. Effective as of the close of business on or about October 2, 2009, any transaction that includes an allocation to the Hartford LargeCap Growth HLS Fund Sub-Account will automatically be allocated to the Hartford Growth Opportunities HLS Fund Sub-Account. Effective as of the close of business on or about October 2, 2009, unless you direct us otherwise, if you are enrolled in any DCA, DCA Plus, InvestEase®, Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Hartford LargeCap Growth HLS Fund Sub-Account, your enrollment will automatically be updated to reflect the Hartford Growth Opportunities HLS Fund Sub-Account.

In the event that the proposed reorganization is approved, effective as of the close of business on or about October 2, 2009, all references and information contained in the prospectus for your Contract related to the Hartford LargeCap Growth HLS Fund are deleted.

This supplement should be retained with the prospectus for future reference.

HV-7930